Shareholder Report, Holdings (Details) - OTG Latin America ETF [Member]	Mar. 31, 2026
Vale SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
Petroleo Brasileiro SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
Banco Itau Chile SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
Southern Copper Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
Walmart de Mexico S.A.B. de C.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
Lojas Renner SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%
Nu Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%
Cemex S.A.B. de C.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
Intercorp Financial Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
Ambev SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.21%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.19%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.33%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%